20. Employees benefits	12 Months Ended
Dec. 31, 2017
Employees Benefits
Employees benefits

(a)      Health benefit plan

The health benefit plan is managed by Sabesprev and consists of optional, free choice, health plans sponsored by contributions of SABESP and the active participants, as follows:

.     Company: 7.7% (December 31, 2016 - 7.3%) on average, of gross payroll;

.     Participating employees: 3.21% of base salary and premiums, equivalent to 2.8% of payroll, on average.

(b)      Pension plan benefits

	December 31, 2017	December 31, 2016
Funded plan – G1 (i)
Present value of defined benefit obligations	2,319,841	2,465,721
Fair value of the plan assets	(1,931,380)	(1,712,551)

Net liabilities recognized for defined benefit obligations	388,461	753,170

Unfunded plan – G0 (iii)
Present value of defined benefit obligations	2,543,877	2,512,080

Net liabilities recognized for defined benefit obligations	2,543,877	2,512,080

Liability as per statement of financial position – pension obligations (*)	2,932,338	3,265,250

In spite of the decrease in interest rate in the year, the decrease of actuarial liability was mainly due to the commencement of payments by the Company and Participants as well as reduction of benefits to Retired Beneficiaries in 2017 to reduce the deficit.

Pursuant to IAS19, the Company recognizes (gains)/losses, due to changes in assumptions under equity, as valuation adjustments to equity, as shown below:

	G1 Plan	G0 Plan	Total
As of December 31, 2017
Actuarial gains/(losses) on obligations	305,511	51,535	357,046
Gains/(losses) on financial assets	52,083	-	52,083
Total gains/(losses)	357,594	51,535	409,129
Deferred income tax and social contribution - G1 Plan	(121,582)	-	(121,582)
Valuation adjustments to equity	236,012	51,535	287,547

	G1 Plan	G0 Plan	Total
As of December 31, 2016
Actuarial gains/(losses) on obligations	(541,783)	(241,711)	(783,494)
Gains/(losses) on financial assets	192,458	-	192,458
Total gains/(losses)	(349,325)	(241,711)	(591,036)
Deferred income tax and social contribution - G1 Plan	118,770	-	118,770
Valuation adjustments to equity	(230,555)	(241,711)	(472,266)

	G1 Plan	G0 Plan	Total
As of December 31, 2015
Actuarial gains/(losses) on obligations	228,191	(24,224)	203,967
Gains/(losses) on financial assets	(136,389)	-	(136,389)
Total gains/(losses)	91,802	(24,224)	67,578
Deferred income tax and social contribution - G1 Plan	(31,212)	-	(31,212)
Valuation adjustments to equity	60,590	(24,224)	36,366

(i)          G1 Plan

The Company sponsors a defined benefit pension plan for its employees ("G1 Plan"), which is managed by Sabesprev, receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

·         0.99% of the portion of the salary of participation up to 20 salaries; and

·         8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

As of December 31, 2017, SABESP had a net actuarial liability of R$ 388,461 (R$ 753,170 as of December 31, 2016) representing the difference between the present value of the Company's defined benefit obligations to the participating employees, retired employees, and pensioners; the fair value of the plan’s assets.

	2017	2016
Defined benefit obligation, beginning of the year	2,465,721	2,252,204
Current service cost	17,582	35,845
Interest cost	260,409	285,227
Actuarial (gains)/losses recorded as other comprehensive income	(305,511)	541,783
Effect of the plan migration – early reduction/curtailment	-	(525,992)
Benefits paid	(118,360)	(123,346)

Defined benefit obligation, end of the year	2,319,841	2,465,721

Below, the change of fair value of the plan during the year:

	2017	2016
Fair value of the plan’s assets, beginning of the year	1,712,551	1,586,930
Expected return on the plan assets	183,689	201,779
Expected Company’s contributions	48,742	23,046
Expected participants’ contributions	52,675	23,525
Benefits paid	(118,360)	(123,347)
Actuarial gains/(losses) recorded as other comprehensive income	52,083	192,458
Effect of the plan migration – early reduction/curtailment	-	(191,840)
Fair value of the plan’s assets, end of the year	1,931,380	1,712,551

(Deficit)/Surplus	(388,461)	(753,170)

The amounts recognized in the year are as follows:

	2017	2016	2015
Current service expenses	(35,093)	13,562	23,303
Interest cost rate	260,409	285,227	287,334
Expected return on the plan assets	(183,689)	(201,778)	(205,981)
Total expenses	41,627	97,011	104,656

In 2017, the expenses related to defined pension plan amounting to R$35,156, R$1,864 and R$619 (R$60,263, R$7,982 and R$24,557 in 2016 and R$68,412, R$8,838 and R$22,902 in 2015), were recorded in operating costs, selling and administrative expenses, respectively.  The amount of R$3,988 was capitalized in assets (R$4,209 in 2016 and R$4,504 in 2015).

Estimated expenses	2018
Service cost	15,228
Interest cost rates	213,201
Participants contribution	(37,659)
Net profitability on financial assets	(179,449)
Expense to be recognized by the employer	11,321

Actuarial assumptions:

	2017	2016	2015

Discount rate – actual rate (NTN-B)	5.35% p.a.	5.74% p.a.	7.23% p.a.
Inflation rate	3.96% p.a.	4.87% p.a.	6.49% p.a.
Expected rate of return on assets	9.52% p.a.	10.89% p.a.	14.19% p.a.
Future salary increase	6.04% p.a.	6.97% p.a.	8.62% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

The number of active participants as of December 31, 2017 was 4,317 (4,547 as of December 31, 2016), and of inactive participants was 6,978 (6,896 as of December 31, 2016).

The benefit to be paid of G1 pension plan, expected for 2018 is R$ 165,307.

The contributions of the Company and participants of Plan G1 in 2017 were R$ 48,742 (R$ 24,288 in 2016) and R$ 52,047 (R$ 21,895 in 2016), respectively. Of this amount, the Company and the participants’ payments corresponding to the actuarial deficit of the G1 funded plan in 2017, totaled R$ 35,931 and R$ 38,668, respectively.

         Sensitivity analysis of the defined benefit pension plan as of December 31, 2017 regarding the changes in the main assumptions are:

Plan – G1	Change in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$ 257,172
	Decrease of 1.0%	Increase of R$ 309,440
Wage increase rate	Increase of 1.0%	Increase of R$ 33,484
	Decrease of 1.0%	Decrease of R$ 29,143
Life expectation	Increase of 1 year	Increase of R$ 40,729
	Decrease of 1 year	Decrease of R$ 41,838

Plan’s assets

The plan investment policies and strategies are aim at getting consistent returns and reduce the risks associated to the utilization of financial assets available on the Capital Markets through diversification, considering factors, such as the liquidity needs and the long-term nature of the plan liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements under the law. The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

		December 31, 2017	December 31, 2016
Fixed income
- NTNBs		1,064,935	997,027
- NTNCs		146,495	141,405
- NTNFs		-	5,803
Government bonds in own portfolio	(a)	1,211,430	1,144,235
Fixed income fund quotas	(b)	260,352	95,854
Private credit investment fund quotas	(c)	135,454	139,665
Debentures		3,902	3,940
Total fixed income		1,611,138	1,383,694

Equities
Stocks investment fund quotas	(d)	195,459	180,721
Shares		3,903	15,467
Total equities		199,362	196,188

Structured investments
Equity investment fund quotas	(e)	86,193	76,680
Real estate investment fund quotas	(f)	27,170	18,428
Multimarket investment fund quotas	(g)	-	31,195
Total structured investments		113,363	126,303

Other	(h)	7,517	6,366

Fair value of the plan assets		1,931,380	1,712,551

(a) Fixed income: it is composed of government bonds issued by the National Treasury, between 2024 and 2055. These instruments are indexed by NTN-b indexed by IPCA (Extended Consumer Price Index) and  NTN-c indexed by IGPM (General Market Price Index).

(b) Fixed Income Fund Quotas: investment funds that seek return on fixed income assets and shall have   at least, 80% of the portfolio in directly related assets, summed up via derivatives to the risk factor.

(c) Private Credit Investment Fund Quotas: funds that seek return by means of the acquisition of operations representing corporate debts or disseminated receivables portfolios (rights or bonds), originated and sold by several assignors who anticipate funds and have receivables from several business activities as guarantee.

(d) Equities: equity fund composed of Brazilian companies’ stocks listed at B3.

(e) Equity Investment Fund Quotas: it is composed of a closed-ended investment fund. The assets under its management are destined to the acquisition of stocks, debentures, warrants or other securities convertible or swappable into shares issued by companies trading in stock exchanges or not.

(f) Real Estate Investment Fund Quotas: Funds investing in real estate projects (commercial buildings, shopping centers, hospitals, etc.). The return on capital invested occurs by sharing the Fund’s proceeds or sale of its quotas in the Fund.

(g) Multimarket Investment Fund Quotas: Investment funds that use several investment strategies available in the capital markets in order to obtain return higher than the CDI.

(h) Other: Investment fund quotas in global companies’ stocks, mostly US companies, borrowings, real estate, etc., reducing operational and contingent liabilities.

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) papers securitized by the National Treasury will not be permitted;

ii) derivative instruments must be used for hedge.

Restrictions with respect to asset portfolio investments, in the case of variable-income securities for internal management, are as follows:

i) day-trade operations will not be permitted;

ii) sale of uncovered share is prohibited;

iii) swap operations without guarantee are  prohibited

iv) leverage will not be permitted, i.e., operations with derivatives representing leverage of  asset or selling  short, such operations cannot result in losses higher than   invested amounts.

As of December 31, 2017, Sabesprev had in its investment portfolio debentures issued by the Company in the amount of R$ 3,899 (R$ 3,937 as of December 31, 2016). The real estate held in the portfolio is not used by the Company.

The assets’ consolidated profitability came to 12.02% in 2017, exceeding its actuarial target of 7.68%. in 2016, profitability came to 15.99%, exceeding the actuarial target of 12.44%.

Concerning Fixed Income, the strategies focused on government bonds prevailed. Said bonds appreciated given the above-mentioned expectation of approval of structural reforms.

Concerning Equities, following the same dynamics, shares of Brazilian companies traded on the B3 appreciated, anticipating expected profit growth arising from a possible economic recovery. In 2017, the return of main Brazilian stock index, the Ibovespa, recorded 26.86%, against 38.94% in 2016.

Structured Investments depreciated slightly due to investments in Private Equity Funds, which require initial investments before generating the expected returns from the sale of the investees after development and appreciation.

(ii)        Private pension plan benefits – Defined contribution

As of December 31, 2017, Sabesprev Mais plan, based on defined contribution, had 9,328 active and assisted participants (9,453 as of December 31, 2016).

With respect to the Sabesprev Mais plan, the contributions from the sponsor represent 100% over the total basic contribution from the participants. In 2017, expenses related to the obligation of defined contribution, totaling R$ 12,034, R$ 1,744 and R$ 3,245, were allocated to operating costs, selling expenses and administrative expenses.  The amount of R$ 2,197 was capitalized in assets. In August 2016, the Company concluded the migration process initiated in 2010 and paid R$ 30,891, corresponding to a non-recurring contribution and incentive to participants who migrated, and R$ 7,214, corresponding to the previous balance, related to the migration that began in 2010.

The Company has made contributions in the amount of R$ 19,220 in 2017 (R$ 10,750 as of December 31, 2016).

(iii)    G0 Plan

Pursuant to Law 4,819/58, employees who started providing services prior to May 1974 and were retired as an employee of the Company acquired a legal right to receive supplemental pension payments, which rights are referred as "Plan G0". The Company pays these supplemental benefits on behalf of the State Government and makes claims for reimbursements from the State Government, which are recorded as accounts receivable from related parties, limited to the amounts that will be reimbursed by the State Government. As of December 31, 2017, the Company recorded a defined benefit obligation for Plan G0 of R$ 2,543,877 (R$ 2,512,080 as of December 31, 2016).

	2017	2016
Defined benefit obligation, beginning of the year	2,512,080	2,166,942
Current interest expense and service costs	262,873	282,117
Actuarial (gains)/losses recorded as other comprehensive income	(51,535)	241,711
Benefits paid	(179,541)	(178,690)

Defined benefit obligation, end of the year	2,543,877	2,512,080

The amounts recognized in the income statement are as follows:

	2017	2016	2015

Current interest expense and service costs	262,873	282,117	248,054
Amount received from GESP (undisputed amount)	(95,191)	(96,709)	(87,232)
Total expenses	167,682	185,408	160,822

In 2017 and 2016, the expenses related to the defined benefit obligation under Plan G0 were recorded in administrative expenses.

Estimated expenses	2018

Interest cost rate	232,248
Expense to be recognized	232,248

The main actuarial assumptions used:

	2017	2016	2015

Discount rate – actual rate (NTN-B)	5.30% p.a.	5.71% p.a.	7.25% p.a.
Inflation rate	3.96% p.a.	4.87% p.a.	6.49% p.a.
Future salary increase	6.04% p.a.	6.97% p.a.	8.62% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

The number of active participants of Plan - Go as of December 31, 2017 was 10 (13 as of December 31, 2016). The number of beneficiaries, retirees and survivors as of December 31, 2017 was 2,294 (2,200 as of December 31, 2016).

The benefit payable from the Go pension plan expected for 2018 is R$ 186,991.

The sensitivity analysis of defined benefit pension plan as of December 31, 2017 to the changes in the main assumptions is:

Plan – G0	Changes in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$ 227,083
	Decrease of 1.0%	Increase of R$ 267,435
Wages growth rate	Increase of 1.0%	Increase of R$ 273,937
	Decrease of 1.0%	Decrease of R$ 235,976
Life expectation	Increase of 1 year	Increase of R$ 73,736
	Decrease of 1 year	Decrease of R$ 74,033

(c)      Profit sharing

The Company has a profit sharing program in accordance with an agreement with labor union and SABESP. The period covered represents the Company fiscal year, commence in January to December. The limit of the profit sharing is one month salary for each employee, depending on performance goals reached.  As of December 31, 2017, the Program’s balance payable was recorded under “salaries, payroll charges and social contributions” in the amount of R$ 94,352 (R$ 83,687 as at December 31, 2016).